Quarterly Holdings Report
for

Fidelity® Nordic Fund

July 31, 2021

NOR-QTLY-0921
1.804855.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Denmark - 19.2%
A.P. Moller - Maersk A/S Series B	2,974	$8,253,514
DSV Panalpina A/S	42,200	10,282,507
GN Store Nord A/S	90,500	7,931,558
Novo Nordisk A/S Series B	341,000	31,566,833
ORSTED A/S (a)	88,888	13,202,086
Tryg A/S	359,783	8,895,607

TOTAL DENMARK		80,132,105

Finland - 18.4%
Elisa Corp. (A Shares)	162,000	10,411,906
Kone OYJ (B Shares)	46,000	3,809,903
Nanoform Finland PLC (b)	527,400	4,441,961
Nokian Tyres PLC	259,300	10,938,065
Olvi PLC (A Shares)	187,187	11,746,476
Sampo Oyj (A Shares)	320,000	15,419,352
Stora Enso Oyj (R Shares)	336,500	6,660,204
UPM-Kymmene Corp.	323,400	13,212,329

TOTAL FINLAND		76,640,196

Luxembourg - 0.8%
Subsea 7 SA	400,000	3,210,051
Malta - 1.3%
Kambi Group PLC (b)	126,188	5,423,721
Norway - 8.0%
Equinor ASA	359,200	7,011,002
Kongsberg Gruppen ASA	380,000	10,882,028
Schibsted ASA (B Shares)	203,350	9,400,169
Selvaag Bolig ASA	350,000	2,317,553
TGS ASA	300,900	3,448,442
Volue A/S	85,700	446,700

TOTAL NORWAY		33,505,894

Sweden - 50.0%
Addlife AB	363,084	12,113,485
Alfa Laval AB	344,900	14,399,547
ASSA ABLOY AB (B Shares)	425,300	13,642,048
Atlas Copco AB (B Shares)	232,100	13,181,740
Dustin Group AB (a)	597,400	6,936,263
Eltel AB (a)(b)	1,477,623	3,947,926
Ericsson (B Shares)	1,528,400	17,628,840
Fortnox AB	33,000	1,770,294
HEXPOL AB (B Shares)	948,770	12,917,133
Instalco AB	160,000	8,620,417
Investor AB (B Shares)	533,000	13,206,740
INVISIO AB	260,000	5,388,225
John Mattson Fastighetsforetag (b)	120,731	2,426,289
Lagercrantz Group AB (B Shares)	326,653	4,462,431
Momentum Group AB (B Shares)	221,206	4,923,455
Nibe Industrier AB (B Shares)	737,600	8,808,290
Stillfront Group AB (b)	560,000	4,270,712
Swedbank AB (A Shares)	1,001,699	19,521,052
Swedish Match Co. AB	1,741,000	15,590,606
VNV Global AB (b)	955,496	11,554,660
VNV Global AB warrants 8/10/23 (b)	162,854	312,148
Volvo AB (B Shares)	550,000	12,953,917

TOTAL SWEDEN		208,576,218

United States of America - 1.3%
Autoliv, Inc. (depositary receipt)	53,200	5,325,933
TOTAL COMMON STOCKS
(Cost $284,102,209)		412,814,118

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.06% (c)
(Cost $3,771,433)	3,770,679	3,771,433
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $287,873,642)		416,585,551
NET OTHER ASSETS (LIABILITIES) - 0.1%		486,901
NET ASSETS - 100%		$417,072,452

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,086,275 or 5.8% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,678
Fidelity Securities Lending Cash Central Fund	100,137
Total	$102,815

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$16,853,661	$62,389,773	$75,472,019	$18	$--	$3,771,433	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	12,355,896	136,651,264	149,007,160	--	--	--	0.0%
Total	$29,209,557	$199,041,037	$224,479,179	$18	$--	$3,771,433

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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